OTHER INTANGIBLE ASSETS, NET (Details Narrative) - JPY (¥)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	¥ 1,900,000	¥ 1,800,000	¥ 1,900,000
Intangible assets, impairment loss	¥ 0	¥ 0	¥ 0
Software [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful lives	3 years
Software [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful lives	5 years
Trademark [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful lives	10 years